UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            7.5.2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               53
                                                  -----------------------

Form 13F Information Table Value Total:            203196(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
BLK-RK CA MUN BD                   ETF       09249J100        165    10000SH              SOLE                              10000
BLK-RK NJ                          ETF       09247C107         32     2000SH              SOLE                               2000
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          8     2000SH              SOLE                               2000
DBC INDEX                          ETF       240225102        101     3590SH              SOLE                               3590
DJ INTL REIT SPDR                  ETF       78463X863       6660   104110SH              SOLE                             104110
DJ ISHS SEL DIV IX                 ETF       464287168         69     1000SH              SOLE                               1000
DJ US CON NON-CYC SEC IX FD        ETF       464287812       3328    52045SH              SOLE                              52045
DJ US CONS CYC SEC IX FD           ETF       464287580         19      285SH              SOLE                                285
DJ US ENE SEC IX FD                ETF       464287796       3500    26835SH              SOLE                              26835
DJ US FIN SEC IX                   ETF       464287788       5333    49020SH              SOLE                              49020
DJ US FINL SVC IX                  ETF       464287770        763     6260SH              SOLE                               6260
DJ US HTHCRE SEC IX FD             ETF       464287762       4864    68710SH              SOLE                              68710
DJ US INDUSTRIAL                   ETF       464287754        138     1820SH              SOLE                               1820
DJ US RE IX                        ETF       464287739      16108   210875SH              SOLE                             210875
DJ US TREAS INFLATE                ETF       464287176        146     1435SH              SOLE                               1435
DJ US UTIL IX                      ETF       464287697        174     1800SH              SOLE                               1800
EMRG MKTS VIPRS                    ETF       922042858       6267    60475SH              SOLE                              60475
HIGH YLD PLUS FD                   ETF       429906100         13     4000SH              SOLE                               4000
IPATH GS COMMOD IX                 ETF       06738C794      26722   564950SH              SOLE                             564950
ISHARE EMERG MKTS                  ETF       464287234      17225   115725SH              SOLE                             115725
ISHARES FTSE CHINA IX              ETF       464287184          2       10SH              SOLE                                 10
ISHARES GLBL CONS STAPLES          ETF       464288737       2013    33310SH              SOLE                              33310
ISHARES INC JAPAN                  ETF       464286848         16     1135SH              SOLE                               1135
ISHARES TR S&P GLBL ENE            ETF       464287341       1489    11020SH              SOLE                              11020
ISHARES TR S&P GLBL HLTH           ETF       464287325       3813    64295SH              SOLE                              64295
ISHRS TR S&P GLBL FIN              ETF       464287333       3347    37520SH              SOLE                              37520
KBW INS ETF                        ETF       78464A789         13      225SH              SOLE                                225
MUNHOLDINGS NJ INSD                ETF       09254X101         62     4375SH              SOLE                               4375
NASDAQ BIOTECH IX                  ETF       464287556      17144   207460SH              SOLE                             207460
NUVEEN DIV ADV MUN FD 3            ETF       67070X101          7      500SH              SOLE                                500
NVN PERF PLUS                      ETF       67062P108          7      500SH              SOLE                                500
PIMCO MUNI III                     ETF       72201C109        142    10000SH              SOLE                              10000
PIMCO CA MUNI                      ETF       72200N106        152    10000SH              SOLE                              10000
PIMCO MUNI INC                     ETF       72200R107         32     2000SH              SOLE                               2000
RUSSELL MID CAP                    ETF       464287499        722     6675SH              SOLE                               6675
RYDEX ETF TR S&P 500               ETF       78355W106        199     4305SH              SOLE                               4305
S&P 500 DEP REC                    ETF       78462F103        278     2049SH              SOLE                               2049
S&P 500 INDEX FUND ETF             ETF       464287200        451     2950SH              SOLE                               2950
S&P MDCP 400 IDX                   ETF       464287507      15253   172975SH              SOLE                             172975
S&P MID CAP 400                    ETF       78467Y107      34204   213515SH              SOLE                             213215
S&P SMCAP 600 IDX                  ETF       464287804       1754    25375SH              SOLE                              25375
SEL SEC SPDR DISC                  ETF       81369Y407        376    10205SH              SOLE                              10205
SEL SEC SPDR ENERGY                ETF       81369Y506       7627   102650SH              SOLE                             102650
SEL SEC SPDR FIN                   ETF       81369Y605       5000   145690SH              SOLE                             145690
SEL SEC SPDR HLTH                  ETF       81369Y209       7993   227755SH              SOLE                             227755
SEL SEC SPDR INDUS                 ETF       81369Y704       1193    29420SH              SOLE                              29420
SEL SEC SPDR MAT                   ETF       81369Y100         84     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308       7925   284540SH              SOLE                             284540
SELIGNAN SELECT MUNI FD            ETF       816344105         40     4000SH              SOLE                               4000
STREETTRACKS WILSHIRE REIT         ETF       78464A607        223     3420SH              SOLE                               3420
VANG ETF HEALTH                    ETF       92204A504         31      500SH              SOLE                                500
VANG REIT IX                       ETF       922908553       1057    15455SH              SOLE                              15455
VANG TOTAL STOCK                   ETF       922908769         91      605SH              SOLE                                605

Total  $203196 (X1000)

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